Long-Term Debt (Principal Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Principal outstanding	$ 660,372
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Annual interest rate (as a percentage)	6.625%
Principal outstanding	$ 473,767	$ 473,767
2016 Notes [Member]
Debt Instrument [Line Items]
Annual interest rate (as a percentage)	10.25%
Principal outstanding	$ 158,544	253,989
2019 Notes [Member]
Debt Instrument [Line Items]
Annual interest rate (as a percentage)	7.50%
Principal outstanding	$ 0	$ 0